Property, Plant And Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property Plant And Equipment [Abstract]
Depreciation expense	¥ 5,773	$ 840	¥ 3,542	¥ 2,399
Impairment charge	¥ 0		¥ 0	¥ 0